INCOME TAXES (Details Narrative) - CAD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Amounts related to tax loss carry forwards, Domestic	$ 2,793,000	$ 2,597,000	$ 2,142,000
Amounts related to tax loss carry forwards, Foreign	$ 21,600,000	$ 20,700,000	$ 19,543,000